FAIR VALUE MEASUREMENTS - Company's assets and liabilities (Details) - USD ($)	Mar. 31, 2026	Dec. 31, 2025
Fair value, inputs, level 1 | Cartesian Growth Corporation III
FAIR VALUE MEASUREMENTS
Investments held in Trust Account	$ 285,868,994	$ 283,377,276